(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY(registered trademark) INVESTMENTS
VARIABLE LIFE ACCOUNT I

ANNUAL REPORT

DECEMBER 31, 1999

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE LIFE OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE LIFE INSURANCE POLICIES NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.

STATEMENT OF ASSETS AND LIABILITIES

FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY



DECEMBER 31, 1999

ASSETS

Investments at current market
value:

 Variable Insurance Products
Fund (VIP)

  Money Market Portfolio -      $ 286,968
286,968 shares (cost
$286,968)

  High Income Portfolio -        167,899
14,845 shares (cost $192,354)

  Equity-Income Portfolio -      1,593,098
61,964 shares (cost
$1,426,449)

  Growth Portfolio - 56,667      3,112,698
shares (cost $2,228,897)

  Overseas Portfolio - 15,817    434,017
shares (cost $338,818)



 Variable Insurance Products
Fund II (VIP II)

  Investment Grade Bond          284,985
Portfolio - 23,436 shares
(cost $282,615)

  Asset Manager Portfolio -      185,244
9,922 shares (cost $154,807)



   Total Assets                 $ 6,064,909



NET ASSETS COMPRISED OF:

 Variable Life Contracts        $ 6,065,052

 Payable to Variable Account     (143)
by Fidelity Investments Life
Insurance Company



NET ASSETS                      $ 6,064,909

FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                SUBACCOUNTS INVESTING IN:

                                     VIP -   MONEY MARKET                 VIP -   HIGH INCOME



                                12/31/99                    12/31/98   12/31/99                 12/31/98

INCOME:

 Dividends                      $ 18,495                    $ 18,404   $ 17,523                 $ 17,704

EXPENSES:

 Mortality risk, expense risk     3,119                       2,933      1,636                    1,945
   and administrative charges

Net investment income (loss)     15,376                      15,471     15,887                   15,759

Realized gain (loss) on sale     0                           0          696                      (232)
 of fund shares

Realized gain distributions      0                           0          655                      11,250

Unrealized appreciation           0                           0          (3,679)                  (36,133)
(depreciation)

Net increase in net assets       $ 15,376                    $ 15,471   $ 13,559                 $ (9,356)
from operations





                                   VIP -   EQUITY-INCOME                  VIP -   GROWTH



                                12/31/99                   12/31/98    12/31/99            12/31/98

INCOME:

 Dividends                      $ 27,074                   $ 26,132    $ 4,201             $ 8,637

EXPENSES:

 Mortality risk, expense risk     15,203                     15,575      22,199              14,757
   and administrative charges

Net investment income (loss)     11,871                     10,557      (17,998)            (6,120)

Realized gain (loss) on sale     120,969                    155,409     196,242             232,706
 of fund shares

Realized gain distributions      59,848                     92,999      264,131             225,912

Unrealized appreciation           (103,461)                  (72,355)    392,405             140,966
(depreciation)

Net increase in net assets       $ 89,227                   $ 186,610   $ 834,780           $ 593,464
from operations









                                    VIP -   OVERSEAS                  VIP II -   INVESTMENT
                                                                    GRADE BOND



                                12/31/99               12/31/98     12/31/99                   12/31/98

INCOME:

 Dividends                      $ 5,736                $ 6,535      $ 10,706                   $ 10,825

EXPENSES:

 Mortality risk, expense risk     2,800                  4,644        2,246                      2,001
   and administrative charges

Net investment income (loss)     2,936                  1,891        8,460                      8,824

Realized gain (loss) on sale     (378)                   (31,690)    431                         423
 of fund shares

Realized gain distributions      9,252                  19,259       3,359                      1,284

Unrealized appreciation           111,238                (21,186)     (16,958)                   7,536
(depreciation)

Net increase in net assets       $ 123,048              $ (31,726)   $ (4,708)                  $ 18,067
from operations





                                   VIP II -   ASSET MANAGER                   TOTAL




                                12/31/99                      12/31/98   12/31/99      12/31/98

INCOME:

 Dividends                      $ 5,141                       $ 5,222    $ 88,876      $ 93,459

EXPENSES:

 Mortality risk, expense risk     1,447                         1,294      48,650        43,149
   and administrative charges

Net investment income (loss)     3,694                         3,928      40,226        50,310

Realized gain (loss) on sale     4,493                          5,949     322,453        362,565
 of fund shares

Realized gain distributions      6,512                         15,668     343,757       366,372

Unrealized appreciation           2,203                         (4,249)    381,748       14,579
(depreciation)

Net increase in net assets       $ 16,902                      $ 21,296   $ 1,088,184   $ 793,826
from operations


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                               SUBACCOUNTS INVESTING IN:

                                    VIP -   MONEY MARKET                   VIP -   HIGH INCOME



                               12/31/99                    12/31/98     12/31/99                 12/31/98



Net investment income (loss)   $ 15,376                    $ 15,471     $ 15,887                 $ 15,759

Net realized gain (loss)   on   0                           0            1,351                    11,018
investments

Unrealized appreciation          0                           0            (3,679)                  (36,133)
(depreciation)

Net increase   (decrease) in     15,376                      15,471       13,559                   (9,356)
net assets   from operations

Transfers between                (16,737)                    39,732       (36,098)                 (32,776)
subaccounts, net

Transfers for contract           (11,052)                    (1,356)      0                        (15,937)
terminations

Transfers for cost   of          (3,514)                     (3,623)      (1,161)                  (1,379)
insurance

Other transfers to (from)         16,378                      (14,990)     88                       1,578
Fidelity Investments Life
Insurance Co., net

Net increase (decrease)   in      (14,925)                    19,763       (37,171)                 (48,514)
net assets from   contract
transactions

Retained in (returned from)       (2,009)                     (529)        (890)                    (491)
Variable Life   Account I,
net

Total increase (decrease)  in    (1,558)                     34,705       (24,502)                 (58,361)
net assets

Net assets at beginning   of     288,526                     253,821      192,401                  250,762
year



Net assets at end of year      $ 286,968                   $ 288,526    $ 167,899                $ 192,401





                                  VIP -   EQUITY-INCOME                    VIP -   GROWTH



                               12/31/99                   12/31/98      12/31/99            12/31/98



Net investment income (loss)   $ 11,871                   $ 10,557      $ (17,998)          $ (6,120)

Net realized gain (loss)   on   180,817                    248,408       460,373             458,618
investments

Unrealized appreciation          (103,461)                  (72,355)      392,405             140,966
(depreciation)

Net increase   (decrease) in     89,227                     186,610       834,780             593,464
net assets   from operations

Transfers between                (153,318)                  (192,690)     167,098             168,543
subaccounts, net

Transfers for contract           (155,156)                  (27,457)      (240,173)           (10,686)
terminations

Transfers for cost   of          (9,421)                    (10,081)      (11,048)            (8,677)
insurance

Other transfers to (from)         905                        7,499         (3,088)             (3,409)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease)   in      (316,990)                  (222,729)     (87,211)            145,771
net assets from   contract
transactions

Retained in (returned from)       (1,386)                    (2,779)       (1,385)             (1,729)
Variable Life   Account I,
net

Total increase (decrease)  in    (229,149)                  (38,898)      746,184             737,506
net assets

Net assets at beginning   of     1,822,247                  1,861,145     2,366,514           1,629,008
year



Net assets at end of year      $ 1,593,098                $ 1,822,247   $ 3,112,698         $ 2,366,514









                                   VIP -   OVERSEAS                 VIP II -   INVESTMENT
                                                                  GRADE BOND



                               12/31/99               12/31/98    12/31/99                   12/31/98



Net investment income (loss)   $ 2,936                $ 1,891     $ 8,460                    $ 8,824

Net realized gain (loss)   on    8,874                  (12,431)    3,790                      1,707
investments

Unrealized appreciation          111,238                (21,186)    (16,958)                   7,536
(depreciation)

Net increase   (decrease) in     123,048                (31,726)    (4,708)                    18,067
net assets   from operations

Transfers between                (54,856)               24,230      81,389                     (4,212)
subaccounts, net

Transfers for contract           (21,408)               (4)         (30,254)                   0
terminations

Transfers for cost   of          (2,030)                (3,434)     (2,155)                    (2,068)
insurance

Other transfers to (from)         (1,014)                4,748       (1)                        (140)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease)   in      (79,308)               25,540      48,979                     (6,420)
net assets from   contract
transactions

Retained in (returned from)       (957)                  (692)       (1,379)                    (342)
Variable Life   Account I,
net

Total increase (decrease)  in    42,783                 (6,878)     42,892                     11,305
net assets

Net assets at beginning   of     391,234                398,112     242,093                    230,788
year



Net assets at end of year      $ 434,017              $ 391,234   $ 284,985                  $ 242,093





                                  VIP II -   ASSET MANAGER                     TOTAL




                               12/31/99                      12/31/98     12/31/99      12/31/98



Net investment income (loss)   $ 3,694                       $ 3,928      $ 40,226      $ 50,310

Net realized gain (loss)   on    11,005                        21,617       666,210       728,937
investments

Unrealized appreciation          2,203                         (4,249)      381,748       14,579
(depreciation)

Net increase   (decrease) in     16,902                        21,296       1,088,184     793,826
net assets   from operations

Transfers between                12,522                        (2,827)      0             0
subaccounts, net

Transfers for contract           0                             (24,075)     (458,043)     (79,515)
terminations

Transfers for cost   of          (1,236)                       (1,191)      (30,565)      (30,453)
insurance

Other transfers to (from)         (55)                          (238)        13,213        (4,952)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease)   in      11,231                        (28,331)     (475,395)     (114,920)
net assets from   contract
transactions

Retained in (returned from)       (1,326)                       (111)        (9,332)       (6,673)
Variable Life   Account I,
net

Total increase (decrease)  in    26,807                        (7,146)      603,457       672,233
net assets

Net assets at beginning   of     158,437                       165,583      5,461,452     4,789,219
year



Net assets at end of year      $ 185,244                     $ 158,437    $ 6,064,909   $ 5,461,452


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION

Fidelity Investments Variable Life Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual variable life insurance contracts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.

ACCOUNTING FOR INVESTMENTS

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES

The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year balances have been reclassified to conform with the current year presentation.

3. EXPENSES

FILI deducts a daily charge from the net assets of the Account
(equivalent to an effective annual rate of .85%) for administrative expenses and for the assumption of mortality risk and expense risk. In addition, the cost of providing insurance protection is deducted monthly.

4. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1999:

                                PURCHASES  SALES

VIP - Money Market              $ 397,773  $ 399,331

VIP - High Income                21,993     43,512

VIP - Equity-Income              243,989    490,646

VIP - Growth                     758,381    600,844

VIP - Overseas                   108,293    176,370

VIP II - Investment Grade Bond   75,291     15,872

VIP II - Asset Manager           41,276     21,165

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 2000

Fidelity Variable Life

is issued by Fidelity Investments Life Insurance Company

Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity
Insurance Agency, Inc., and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109